Cover	May 12, 2022
Cover [Abstract]
Entity Registrant Name	MONOPAR THERAPEUTICS INC.
Entity Central Index Key	0001645469
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 12, 2022
Entity Ex Transition Period	true
Entity File Number	001-39070
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	32-0463781
Entity Address Address Line 1	1000 Skokie Blvd.
Entity Address Address Line 2	Suite 350
Entity Address City Or Town	Wilmette
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60091
City Area Code	847
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	388-0349
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MNPR
Security Exchange Name	NASDAQ